ORGANIZATION AND BUSINESS BACKGROUND (Tables)	12 Months Ended
Jun. 30, 2019
ORGANIZATION AND BUSINESS BACKGROUND
Schedule of financial statement balances and amounts of the VIE

The following tables set forth the financial statement balances and amounts of the VIE that were included in the consolidated financial statements:

	June 30,
	2018	2019

Current assets	$25,209	$23,946
Non-current assets	299	167
Total assets	25,508	24,113

Current liabilities	$19,533	$17,776
Total liabilities	19,533	17,776

	Year ended June 30,
	2018	2019

Net revenue	$42,287	$32,751
Cost of revenue	35,353	25,527
Net profit	5,521	5,521
Net cash provided by (used in) operating activities	(2,947)	(4,829)
Net cash used in investing activities	(184)	—
Net cash provided by financing activities	$—	$—